Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 744.5	$ 865.4
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	10.7	31.6
Net changes in unrealized gain (loss) on translation of foreign operations	(8.1)	11.5
Income tax expense	(3.2)	(8.4)
Other comprehensive income,will be reclassified subsequently to net income	(0.6)	34.7
Items that will not be reclassified subsequently to net income
Actuarial gains (losses) on defined benefit pension plans	(2.1)	63.8
Gain (loss) on fair value of restricted investments	0.5	(1.6)
Income tax (expense) recovery	0.3	(15.7)
Other comprehensive income,will not be reclassified subsequently to net income	(1.3)	46.5
Total other comprehensive income	(1.9)	81.2
Total comprehensive income	742.6	946.6
Attributable to shareholders	742.8	944.2
Attributable to non-controlling interest	$ (0.2)	$ 2.4